VIA EDGAR TRANSMISSION

July 25, 2011

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:	Principal National Life Insurance Company Variable Life Separate Account
Registration on Form N-6

Transmitted herewith for filing is an original registration statement for Principal Variable
Universal Life Income III.

The registrant understands that it is responsible for the accuracy and adequacy of the disclosures in the filing, and that neither SEC staff comments nor changes to the disclosures in response to SEC staff comments foreclose the SEC from taking any action with respect to the filing. The registrant also understands that it may not assert SEC staff comments as a defense in any proceeding initiated by either the SEC or by any person under the federal securities laws of the United States.

Please direct all comments and questions regarding this filing to me.

Sincerely,

/s/ Charles M. Schneider

Charles M. Schneider
Counsel
711 High Street
Des Moines, IA 50392
(515) 246-5688
Schneider.Charles@Principal.com

Enclosures